OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]	The following table presents information related to stock options at March 31, 2016:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	1,544,642	6.0	969,726
2.01-3.00	5,935,548	6.1	4,702,225
3.01-4.00	300,000	9.0	300,000
	7,780,190	6.2	5,971,951
The following table presents information related to stock options at December 31, 2015:

Options Outstanding			Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$1.01-2.00	1,544,642	6.3	910,142
2.01-3.00	5,935,548	6.3	4,403,359
3.01-4.00	300,000	9.3	300,000
	7,780,190	6.4	5,613,501

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]	A summary of the stock option activity and related information for the Plan for the three months ended March 31, 2016 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2016	7,780,190	$2.30	6.4	$-
Grants	-			-
Exercised	-
Canceled	-
Outstanding at March 31, 2016	7,780,190	$2.30	6.2	$-
Exercisable at March 31, 2016	5,971,951	$2.35	5.7	$-
A summary of the stock option activity and related information for the 2012 Plan for the years ended December 31, 2015 and 2014 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2014	2,990,977	$2.05	6.02	$-
Grants	3,478,498	2.39	8.10	$-
Exercised	-	-	-	-
Canceled	(479,285)	$(2.00)		-
Outstanding at December 31, 2014	5,990,190	$2.25	6.7	$3,267,692
Grants	1,800,000	2.70	8.9	$-
Exercised	(10,000)	2.09
Canceled	-
Outstanding at December 31, 2015	7,780,190	$2.30	6.4	$-
Exercisable at December 31, 2015	5,613,501	$2.35	5.8	$-

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Table Text Block]	During the years ended December 31, 2014 and 2015, the Company granted an aggregate of 3,478,498 options to purchase the Company’s common stock in connection with the services rendered at exercise prices from $2.21 to $2.50 per share for a term of seven years. Vesting is as follows:

1,491,983	Exercisable immediately
125,000	Per quarter, over one year
1,126,552	Per quarter, over two years
734,963	Performance contingent
3,478,498
737,500	Exercisable immediately
155,000	Per quarter, over one year
250,000	Per quarter, over three years
225,000	One year anniversary
300,000	1/12 per month beginning first month anniversary
100,000	50% one year anniversary, 50% two year anniversary
32,500	Performance contingent
1,800,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The fair value of the granted options for the years ended December 31, 2014 and 2015 was determined using the Black Scholes option pricing model with the following assumptions:

Dividend yield:	0%
Volatility	119.43% to 129.88%
Risk free rate:	0.48% to 2.53%
Expected life:	7 to 10 years
Estimated fair value of the Company’s common stock	$2.21to $2.50
Estimated forfeiture rate	0%
Dividend yield:	0%
Volatility	118.56% to 130.30%
Risk free rate:	1.19% to 2.37%
Expected life:	7 to 10 years
Estimated fair value of the Company’s common stock	$1.42to $3.99
Estimated forfeiture rate	0%

Nonvested Restricted Stock Shares Activity [Table Text Block]	The following table summarizes the restricted stock activity for the three months ended March 31, 2016:

Restricted shares issued as of January 1, 2016	175,000
Granted	-
Vested	(75,000)
Total restricted shares issued as of March 31, 2016	100,000
Vested restricted shares as of March 31, 2016	-
Unvested restricted shares as of March 31, 2016	100,000
The following table summarizes the restricted stock activity for the year ended December 31, 2015:

Restricted shares issued as of January 1, 2015	-
Granted	175,000
Total restricted shares issued as of December 31, 2015	175,000
Vested restricted shares as of December 31, 2015	(75,000)
Unvested restricted shares as of December 31, 2015	100,000

Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block]	The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at March 31, 2016:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	4,009,391	February 2018 to March 2019
$1.84	35,076	January 2020
$1.95	779,674	October 2018 to March 2019
$2.00	100,000	August 2018
$2.02	30,755	January 2020
$2.50	100,000	August 2018
$2.75	228,720	August 2019 to September 2019
$3.67	214,193	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	7,221,685
The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2015:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	3,991,391	February 2018 to December 2018
$1.84	35,076	January 2020
$1.95	654,674	October 2018 to December 2018
$2.00	100,000	August 2018
$2.02	30,755	January 2020
$2.50	100,000	August 2018
$2.75	228,720	August 2019 to September 2019
$3.67	214,193	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	7,078,685

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	A summary of the warrant activity for the three months ended March 31, 2016 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2016	7,078,685	$2.02	3.0	497,933
Grants	143,000	1.89	2.9	-
Exercised	-
Canceled	-
Outstanding at March 31, 2016	7,221,685	$2.01	2.8	$536,265

Vested and expected to vest at March 31, 2016	7,221,685	$2.03	2.8	$536,265
Exercisable at March 31, 2016	7,138,353	$2.01	2.8	$536,265
A summary of the warrant activity for the years ended December 31, 2015 and 2014 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2014	$2,717,258	$2.28	$6.02	-
Grants	2,396,732	$4.64	2.05	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2014	5,113,990	$1.71	3.6	$6,041,436
Grants	3,728,479	2.62	2.3	-
Exercised	(164,184)	1.58
Canceled	(1,599,600)	$2.50
Outstanding at December 31, 2015	7,078,685	$2.02	3.0	$497,933

Vested and expected to vest at December 31, 2015	7,078,685	$2.02	3.0	$497,933
Exercisable at December 31, 2015	6,945,353	$2.01	3.0	$497,933